UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152

13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Donahue, Jr.
Title:    Manager
Phone:    (212) 418-1700

Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.          New York, NY            August 14, 2008
--------------------------         --------------           ---------------
       [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:               12

Form 13F Information Table Value Total:      $   194,150
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.          028-12254                           Quadrangle Equity Investors Ltd

2.          028-12486                           Quadrangle Equity Investors LP

                                                    FORM 13F INFORMATION TABLE
   COLUMN 1                   COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8

                              TITLE OF                  VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP     (x1000)    PRN AMT   PRN CALL  DISCRETION   MANGS      SOLE     SHARED  NONE
DISCOVERY HOLDING CO         CL A COM       25468Y107   17,897    815,000   SH          SOLE         0       815,000
EQUINIX INC                  COM NEW        29444U502    6,424     72,000   SH          SOLE         0        72,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109   22,869    825,000   SH          SOLE         0       825,000
GLOBAL CROSSING LTD          SHS NEW        G3921A175   10,308    574,595   SH          SOLE         0       574,595
LIBERTY GLOBAL INC           COM SER B      530555200    1,914     63,800   SH          SOLE         0        63,800
LIBERTY MEDIA CORP NEW       ENT COM SER A  53071M500   28,107  1,160,000   SH          SOLE         0     1,160,000
MDC PARTNERS INC             CL A SUB VTG   552697104    5,780    805,000   SH          SOLE         0       805,000
TELEPHONE & DATA SYS INC     COM            879433100   12,290    260,000   SH          SOLE         0       260,000
TIME WARNER INC              COM            887317105   24,938  1,685,000   SH          SOLE         0     1,685,000
TIME WARNER TELECOM INC      CL A           887319101   25,007  1,560,000   SH          SOLE         0     1,560,000
VALASSIS COMMUNICATIONS INC  COM            918866104   10,579    845,000   SH          SOLE         0       845,000
VIRGIN MEDIA INC             COM            92769L101   28,037  2,060,000   SH          SOLE         0     2,060,000

SK 23147 0001 903858